INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0%
	BIOTECH & PHARMA - 2.9%
7,644	United Therapeutics Corporation(a)	$ 1,724,792

	COMMERCIAL SUPPORT SERVICES - 5.5%
27,636	Brady Corporation, Class A	1,610,626
8,232	FTI Consulting, Inc.(a)	1,703,036
		3,313,662
	CONTAINERS & PACKAGING - 3.0%
13,020	AptarGroup, Inc.	1,828,789

	ELECTRIC UTILITIES - 2.6%
47,040	OGE Energy Corporation	1,548,086

	ELECTRICAL EQUIPMENT – 7.0%
21,336	BWX Technologies, Inc.	2,151,310
47,376	Vontier Corporation	2,037,168
		4,188,478
	ENGINEERING & CONSTRUCTION - 3.9%
7,560	EMCOR Group, Inc.	2,370,211

	HEALTH CARE FACILITIES & SERVICES - 5.9%
2,772	Chemed Corporation	1,735,632
24,276	Encompass Health Corporation	1,806,135
		3,541,767
	HEALTH CARE REIT - 2.8%
53,676	Omega Healthcare Investors, Inc.	1,670,397

	HOME CONSTRUCTION - 2.9%
26,124	KB Home	1,735,417

	INSTITUTIONAL FINANCIAL SERVICES - 2.9%
25,620	SEI Investments Company	1,722,945

	INSURANCE - 9.9%
4,872	Kinsale Capital Group, Inc.	2,514,829

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	INSURANCE - 9.9% (Continued)
56,280	Old Republic International Corporation	$ 1,629,869
10,164	Reinsurance Group of America, Inc.	1,797,503
		5,942,201
	LEISURE PRODUCTS - 2.6%
17,052	Polaris, Inc.	1,580,891

	MACHINERY - 8.6%
7,392	Curtiss-Wright Corporation	1,746,508
39,228	Flowserve Corporation	1,660,129
9,744	MSA Safety, Inc.	1,794,358
		5,200,995
	METALS & MINING - 3.0%
7,560	Encore Wire Corporation	1,821,960

	OIL & GAS PRODUCERS - 8.4%
9,576	Chord Energy Corporation	1,555,621
28,896	HF Sinclair Corporation	1,603,728
4,620	Murphy USA, Inc.	1,926,586
		5,085,935
	RETAIL - CONSUMER STAPLES - 6.0%
24,192	BJ's Wholesale Club Holdings, Inc.(a)	1,766,984
5,964	Casey's General Stores, Inc.	1,815,978
		3,582,962
	RETAIL - DISCRETIONARY - 5.1%
10,836	AutoNation, Inc.(a)	1,623,233
5,376	Group 1 Automotive, Inc.	1,455,014
		3,078,247
	SEMICONDUCTORS - 2.3%
12,096	Axcelis Technologies, Inc.(a)	1,362,856

	SOFTWARE - 2.3%
8,064	Qualys, Inc.(a)	1,385,879

INSPIRE FAITHWARD MID CAP MOMENTUM ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
February 29, 2024

Shares		Fair Value
	COMMON STOCKS — 99.0% (Continued)
	SPECIALTY REIT - 2.8%
15,288	Lamar Advertising Company, Class A	$ 1,690,089

	STEEL - 2.6%
38,136	Ternium S.A. - ADR	1,546,033

	TECHNOLOGY SERVICES - 2.9%
78,624	Kyndryl Holdings, Inc.(a)	1,727,370

	TRANSPORTATION & LOGISTICS - 3.1%
13,272	ArcBest Corporation	1,896,038

	TOTAL COMMON STOCKS (Cost $54,231,651)	59,546,000

	TOTAL INVESTMENTS - 99.0% (Cost $54,231,651)	$ 59,546,000
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%	578,068
	NET ASSETS - 100.0%	$ 60,124,068

ADR	- American Depositary Receipt
REIT	- Real Estate Investment Trust
(a)	Non-income producing security.